SHAREHOLDERS' EQUITY - Stock Options (Details) - $ / shares		1 Months Ended	12 Months Ended
	Nov. 15, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital
Shares issued	909,262	7,802
Stock options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options at beginning of period (in shares)			60,212	37,430
Options granted (in shares)			6,500	27,250
Options exercised (in shares)			(40)	(150)
Options canceled / expired (in shares)			(17,632)	(4,318)
Options at end of period (in shares)			49,040	60,212	37,430
Options vested and exercisable as at end of the period			34,163
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Exercise Price at beginning of period (in dollars per share)			$ 111.20	$ 105.00
Options granted (in dollars per share)			103.20	123.40
Options exercised (in dollars per share)			100.80	128.00
Options canceled / expired (in dollars per share)			50.20	119.80
Exercise Price at end of period (in dollars per share)			129.60	$ 111.20	$ 105.00
Exercise Price vested and exercisable (in dollars per share)			$ 135.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life (in years)			2 years 9 months 18 days	3 years 7 months 6 days	4 years
Weighted Average Remaining life vested and exercisable (in years)			2 years 4 months 24 days
Stock options | Consultants
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options granted (in shares)			0	0